Dividends on Ordinary Shares - Additional Information (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Dividends On Ordinary Shares [Line Items]
Dividends declared and paid	£ 1,530	£ 1,014	£ 1,358